GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
General and administrative expenses [Abstract]
General and Administrative Expenses	General and Administrative Expenses

For the years ended December 31	2022	2021
Corporate administration	$125	$118
Share-based compensation	34	33
Total[1]	$159	$151
[1]Includes employee costs of $93 million (2021: $101 million).